Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Deposits relating to aircraft held under operating leases	¥ 177	¥ 217
Deferred pilot recruitment costs	1,536	1,288
Rebate receivables on aircraft acquisitions	55	65
Prepayment for acquisition of property, plant and equipment	854	681
Others	748	676
Other non-current assets	¥ 3,370	¥ 2,927